Securities (Carrying Amount, Unrecognized Gains and Losses and Fair Value of Securities Held-to-Maturity) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Carrying Amount	$ 268	$ 346	$ 690
Fair Value	271	351	697
Obligations of State and Political Subdivisions [Member]
Schedule of Held-to-maturity Securities [Line Items]
Carrying Amount	268	346	690
Gross Unrecognized Gains	3	5	7
Gross Unrecognized Losses	0	0	0
Fair Value	$ 271	$ 351	$ 697